DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES	12 Months Ended
Dec. 31, 2023
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
9.	DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES

Depreciation and amortization by asset type

USD million	2023	2022	2021
Amortization:
Customer relationship	23.8	23.3	25.9
Other intangible assets	37.6	34.4	32.6
Depreciation:
Buildings and constructions	34.3	30.2	26.7
Machinery and equipment	37.8	33.0	36.4
Right-of-use buildings and constructions	79.0	65.4	66.4
Right-of-use machinery and equipment	8.4	7.9	7.7
Total	220.9	194.3	195.7

Impairment losses by asset type

USD million	2023	2022	2021
Goodwill	—	179.0	—
Trademarks	—	19.1	—
Total	—	198.1	—

Depreciation, amortization and impairment by function

USD million	2023	2022	2021
Cost of goods sold	38.0	34.0	36.9
Selling, general and administrative expenses
Selling and marketing	140.3	112.2	113.8
Administrative and other expenses	42.6	48.2	45.0
Impairment losses on non-financial assets	—	198.1	—
Total	220.9	392.4	195.7

Impairment losses by asset type

In July 2023, the Company made a change in its CGUs to align with the way it now manages its business, and accounted for such change in accordance with IAS 36 Impairment of Assets. The Salomon equipment operations, previously part of the CGU Winter Sports Equipment, were transferred to the CGU Salomon Apparel and Footwear and the CGU was renamed to Salomon in the course of the restructuring. The Group was required, in accordance with IAS 36 Impairment of Assets, to allocate assets and liabilities, including goodwill, between the two CGUs. Goodwill was reallocated based on relative fair value in accordance with IAS 36.87. Goodwill and trademarks transferred from the CGU Winter Sports Equipment to the CGU Salomon amounted to USD 74.2 million and USD 146.3 million as of July 1, 2023, respectively.

On another note, the financial forecasts for the CGU Ball & Racquet Sports were extended in 2023 to include forecasts on the CGU’s softgood product portfolio, which were not included in prior periods given its limited significance.

In 2023, no impairment losses on goodwill and trademarks were recorded.

In 2022, impairment on goodwill amounting to USD 179.0 million and on trademarks amounting to USD 19.1 million was recognized for Peak Performance. The recoverable amount for Peak Performance as of December 31, 2022 was USD 197.2 million and was based on value-in-use calculations.

In 2021, no impairment losses on goodwill and trademarks were recorded in the continuing operations.

Impairment tests of goodwill and intangible assets with indefinite useful lives, such as trademarks, are performed when the management has identified indications of impairment or once a year when business plans for the next strategic planning horizon are approved by the management. The Group management uses assumptions in respect of future market and economic conditions, such as economic growth, expected inflation rates, expected market share, revenue and margin developments.

Goodwill is monitored by management at Cash Generating Unit (“CGU”) level, the level at which it and other intangible assets with indefinite lives are tested for impairment. The CGUs in the Group for continuing operations are the following: Winter Sports Equipment (previously included Salomon equipment operations in 2021 and 2022), Salomon (previously Salomon Apparel and Footwear in 2021 and 2022), Arc’teryx Apparel and Gear, Ball & Racquet Sports and Peak Performance. Discontinued operations are discussed in note 29.

The impairment tests were calculated as of December 31 of 2023, 2022, and 2021 respectively. The recoverable amounts of all CGUs were determined by the higher of fair value less cost of disposal and value in use (“VIU”). VIU has been calculated using the discounted cash flow method for each CGU. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from external and internal sources. The key assumptions used in the estimation of the value in use are set out below.

The VIU of all CGUs were determined by cash flow projections based on a 10-year financial forecast, of which the first 5-years were prepared by management and approved by the board. To better reflect the medium-term growth expectations for the CGU in growing markets, financial forecast after first 5-year period are extrapolated for a further 5-years using declining growth rates which reduces the year five growth rate down to the long-term growth rate as shown below.

The following table shows the revenue growth rates of the 5-year financial forecast prepared by management (average of the first five years) for the respective CGUs:

	2023	2022	2021
Winter Sports Equipment	8.4%	8.7%	11.9%
Salomon (previously Salomon Apparel and Footwear)	19.4%	18.9%	19.8%
Arc’teryx Apparel and Gear	21.3%	27.0%	24.5%
Peak Performance	13.8%	12.2%	14.8%
Ball & Racquet Sports	15.2%	9.3%	8.7%

This following table shows the revenue growth rates of the next 5-year forecast (extrapolated) (average of the second five years) for the respective CGUs:

	2023	2022	2021
Winter Sports Equipment	4.2%	4.8%	5.3%
Salomon (previously Salomon Apparel and Footwear)	4.8%	6.9%	7.9%
Arc’teryx Apparel and Gear	8.8%	11.2%	8.1%
Peak Performance	7.2%	7.2%	10.1%
Ball & Racquet Sports	6.1%	4.5%	4.5%

The terminal value is derived from Gordon Growth model. The perpetuity growth is 2% which is in line with the management’s view on long-term inflation, indicating no growth in real terms. In some cases, when management expects above or below average growth after the estimated period, the terminal growth rate may rise to 3% or drop to 1%.

This following table shows the terminal growth rates for the respective CGUs:

	2023	2022	2021
Winter Sports Equipment	2%	2%	2%
Salomon (previously Salomon Apparel and Footwear)	2%	2%	2%
Arc’teryx Apparel and Gear	3%	3%	3%
Peak Performance	2%	2%	2%
Ball & Racquet Sports	2%	2%	2%

Cash flows are discounted back to present value using a risk adjusted discount rate, which is determined to each CGU separately.

The following pre-tax discount rates are adopted for the respective CGUs:

	2023	2022	2021
Winter Sports Equipment	11.9%	12.8%	10.3%
Salomon (previously Salomon Apparel and Footwear)	15.2%	19.0%	14.3%
Arc’teryx Apparel and Gear	14.7%	15.5%	13.1%
Peak Performance	14.7%	15.5%	13.1%
Ball & Racquet Sports	15.8%	15.1%	12.2%

The main components of the discount rate were:

	2023	2022	2021
Risk Free Interest Rate of Debt	2.0% - 3.9%	2.4% - 3.9%	0.1% - 1.5%
Premium	5.6% - 6.6%	5.4% - 7.2%	4.7% - 6.2%
Risk Premium	1.7% - 5.6%	1.7% - 5.6%	2.7% - 5.6%
Pre-Tax Cost of Debt	6.2% - 8.1%	7.1% - 8.2%	3.7% - 5.4%
Tax Rate	25%	25%	25%

Impairment Loss in 2022:

Due to the significant rise in the discount rate used in impairment testing and the recent change of strategic plan for the Peak Performance business, an impairment on goodwill of USD 179.0 million and an impairment on trademarks of USD 19.1 million for Peak Performance business was recognized in 2022.

Amer Sports brands are well known and established in their respective markets. Products sold under these brands have been available to customers for a long period of time and they have been used by top athletes for decades. Amer Sports focuses on brand awareness and on the quality and performance of the products sold under those brands. The brands will continue to generate positive cash flow, hence they are not subject to amortization.

Goodwill and trademarks have been allocated to CGUs as described in the table below.

	Goodwill		Trademarks
	December 31,	December 31,	December 31,	December 31,
USD million	2023	2022	2023	2022
Winter Sports Equipment*	79.0	149.0	132.5	270.9
Salomon*	679.8	583.4	643.2	477.8
Arc’teryx Apparel and Gear	1,361.7	1,361.7	943.7	943.7
Peak Performance	—	—	157.0	151.6
Ball & Racquet Sports	149.6	148.3	550.5	550.5
Total	2,270.0	2,242.4	2,427.0	2,394.5

*Note: In July 2023, the Salomon equipment operations, previously part of the CGU Winter Sports Equipment, were transferred to the CGU Salomon Apparel and Footwear and the CGU was renamed to Salomon in the course of the restructuring. Goodwill and trademarks for CGU Winter Sports Equipment and CGU Salomon as of December 31, 2022 are before the transfer of Salomon equipment operations in July 2023.

Sensitivity Analysis:

The estimated recoverable amount of Peak Performance exceeded its carrying amount by USD 79.3 million and USD 14.9 million as of December 31, 2023 and 2022, respectively. Also, the estimated recoverable amount of Winter Sports Equipment exceeded its carrying amount by USD 114.6 million and USD 38.9 million as of December 31 2023, and 2022, respectively.

The assumptions applied by management for calculating the recoverable amount are sensitive to change and could cause the carrying amount to exceed the recoverable amount. The following table shows the amount by which these two assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount.

	Change required for
	carrying amount to equal
	recoverable amount
In percent	2023	2022
Peak Performance
- Terminal growth rate	(10.2)%	n/a	**
- Discount rate	2.9%	n/a	**
Winter Sports Equipment
- Terminal growth rate	(4.3)%	(0.8)%
- Discount rate	1.3%	0.3%

**Note: For the year ended December 31, 2022, management has performed an annual impairment testing for the CGU of Peak Performance. Within the range of possible estimated recoverable amounts, management has taken a prudent approach and recognized a full goodwill impairment and allocated the remaining impairment amount to trademarks.

Based on the valuation of the other CGUs, management is of the view that there are no reasonably possible changes in the key assumptions of other CGUs that would cause the carrying amount to exceed the recoverable amount.